SHARE-BASED COMPENSATION (Stock Options) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		8 Months Ended	12 Months Ended
	Dec. 23, 2015	Dec. 29, 2014	May 19, 2014	Dec. 28, 2012	Feb. 26, 2016	Dec. 31, 2012	Oct. 31, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 15, 2009
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting period					6 years
Closing stock price of ordinary shares (in dollars per share)								$ 0.53	$ 1.23	$ 0.84
Unrecognized share-based compensation cost disclosure
Intrinsic value of options exercised								$ 1,118	$ 2,044	$ 5,463
Proceeds by noncontrolling shareholder									1,930
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.54		$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value								$ 12,721	$ 23,008	$ 12,068
Wanmen [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Percentage of Initially Owned Equity Interest									75.00%
Monte Carlo [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of awards granted (in dollars per share)								$ 1.097
Closing stock price of ordinary shares (in dollars per share)								$ 2.60
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								2.197%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								52.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								10 years
Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)							3,980,630	39,752,430
Exercise price of awards granted (in dollars per share)								$ 1.227
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options								$ 35,835
Weighted-average vesting period for recognition of unrecognized share-based compensation cost								2 years 4 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.54
Non-employee options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share-based compensation expense									$ 77	614
Employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Percantage of options to be forfeited on May 19, 2017 unless the average closing price of one ADS for specific period is US$6.00 or higher			100.00%
Number of days for calculation of average closing price of one ADS			30 days
Minimum average closing price of one ADS for specific period			$ 6.00
Options granted to employees, management and external advisors (in shares)			69,593,691
Exercise price of awards granted (in dollars per share)			$ 1.097
Share-based compensation expenses from continuing operations								$ 19,420	22,989	18,282
Share-based compensation expenses from discontinued operations									$ 1,736	$ 777
Employee stock options [Member] | Share-based Compensation Award, Tranche Two [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)			34,796,844
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			(2) 25% of the options will be vested on May 19, 2015 and 1/36 of the remaining 75% will be vested at the 18th day of each calendar month after May 19, 2015 through the end of the fourth year,
Employee stock options [Member] | Share-based Compensation Award, Tranche One [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)			34,796,847
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			1/36 of the remaining 75% will be vested at the 18th day of each calendar month after May 19, 2015
Modified stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted before modification (in dollars per ADS)				$ 4.00
Exercise price of the outstanding share options granted after modification (in dollars per ADS)				$ 3.30
Outstanding options eligible for modification (in shares)						27,480,309
Total incremental cost						$ 4,281
Modified Stock Options 23 December 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Total incremental cost	$ 10,926
Modified Stock Options 29 December 2014 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted before modification (in dollars per ADS)		$ 0.873
Exercise price of the outstanding share options granted after modification (in dollars per ADS)		$ 0.873
Total incremental cost		$ 6,350
2009 Plan [Member] | Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)											39,064,000
2011 Stock Incentive Plan [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					110,014,158
Options granted to employees, management and external advisors (in shares)					45,000,000
Stock Incentive Plan 2006 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					97,430,220
Stock Incentive Plan 2008 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					30,529,630
Stock Incentive Plan 2009 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					40,000,000
Stock Incentive Plan 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					53,596,236
Link224 Inc. Plan [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					13,055,529